UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09815

THE ARBITRAGE FUNDS

(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue

42nd Floor

New York, NY 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-259-2655

Date of fiscal year end: May 31

Date of reporting period: December 1, 2012-February 28, 2013

Item 1 – Schedule of Investments.

THE ARBITRAGE FUND

Portfolio of Investments

February 28, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 58.21%
Aerospace & Defense - 0.03%
Allied Defense Group, Inc.(a)(b)	398,319	$796,638

Apparel - 0.30%
K-Swiss, Inc., Class A(a)	1,878,123	8,845,959

Banks - 2.19%
Citizens Republic Bancorp, Inc.(a)	2,020,018	41,612,371
West Coast Bancorp	975,589	22,926,341

		64,538,712

Beverages - 0.03%
Grupo Modelo SAB de CV, Series C	97,540	873,956

Chemicals - 0.81%
Spartech Corp.(a)	2,423,069	23,915,691

Coal - 0.26%
Whitehaven Coal Ltd.	2,677,052	7,656,533

Commercial Services - 1.10%
Arbitron, Inc.	389,533	18,245,726
Zipcar, Inc.(a)	1,152,905	14,100,028

		32,345,754

Computers - 1.02%
Dell, Inc.(c)	2,143,468	29,901,379

Diversified Financial Services - 5.03%
Artio Global Investors, Inc.	555,216	1,510,187
Duff & Phelps Corp., Class A	1,567,848	24,364,358
Epoch Holding Corp.	731,079	20,433,658
Netspend Holdings, Inc.(a)	2,083,280	33,019,988
NYSE Euronext(d)	1,522,622	56,763,348
SeaCube Container Leasing Ltd.(c)	442,022	10,162,086
Stifel Financial Corp.(a)(c)	49,920	1,724,250

		147,977,875

Electronics - 1.56%
Cymer, Inc.(a)(c)(d)	463,716	45,852,238

Engineering & Construction - 0.24%
Impregilo SpA	1,348,720	7,018,641

Environmental Control - 0.14%
EnergySolutions, Inc.(a)	1,141,546	4,246,551

Food - 2.46%
Del Monte Foods Co.(a)(b)(e)	4,673,171	1,542,146
HJ Heinz Co.(c)(d)	841,736	60,966,939
Morpol ASA(a)	4,998,474	10,013,143

		72,522,228

	Shares	Value
COMMON STOCKS - 58.21% (Continued)
Healthcare - Products - 0.65%
Trauson Holdings Co. Ltd.	19,898,479	$19,088,747

Healthcare - Services - 4.59%
BioClinica, Inc.(a)	594,813	4,306,446
Coventry Health Care, Inc.(d)	2,887,852	130,992,967

		135,299,413

Insurance - 3.22%
Alterra Capital Holdings Ltd.(d)	3,099,166	94,958,446

Internet - 0.16%
Online Resources Corp.(a)	1,048,070	4,014,108
priceline.com, Inc.(a)(c)	960	660,077

		4,674,185

Iron & Steel - 1.26%
Metals USA Holdings Corp.	160,165	3,321,822
Sundance Resources Ltd.(a)	110,588,314	33,888,145

		37,209,967

Media - 5.79%
Astral Media, Inc., Class A	2,416,341	112,633,708
Jupiter Telecommunications Co. Ltd.	28,339	37,605,966
Liberty Global, Inc., Class A(a)(c)	294,040	20,256,416

		170,496,090

Mining - 0.16%
Bannerman Resources Ltd.(a)	2,818,232	287,868
Flinders Mines Ltd.(a)	56,180,705	4,131,778
Yancoal Australia Ltd., CVR(a)	68,665	169,734

		4,589,380

Oil & Gas - 10.07%
Berry Petroleum Co., Class A	2,659	121,702
Celtic Exploration Ltd.(a)	6,064,480	159,073,148
McMoRan Exploration Co.(a)(c)(d)	1,447,020	23,282,552
Plains Exploration & Production Co.(a)(d)	2,512,164	113,976,881

		296,454,283

Pharmaceuticals - 0.93%
Elan Corp. Plc, ADR(a)(c)	378,000	4,286,520
MAP Pharmaceuticals, Inc.(a)(c)	919,598	22,989,950

		27,276,470

Real Estate - 0.00% (f)
Metrovacesa SA(a)	17,000	50,381

Real Estate Investment Trusts - 1.16%
Charter Hall Office REIT(a)(b)(e)	24,845,404	441,583
CreXus Investment Corp.	2,531,816	33,698,471

		34,140,054

Retail - 2.14%
The Brick Ltd.	3,680,100	19,056,227
OfficeMax, Inc.(c)	3,634,895	43,509,693

	Shares	Value
COMMON STOCKS - 58.21% (Continued)
Retail - 2.14% (Continued)
PVH Corp.(c)	4,546	$553,930

		63,119,850

Savings & Loans - 3.02%
Hudson City Bancorp, Inc.(d)	10,443,445	88,978,152

Software - 0.78%
Epocrates, Inc.(a)	1,334,140	15,676,145
Pervasive Software, Inc.(a)	650,849	5,955,268
Redflex Holdings Ltd.	1,267,058	1,462,488

		23,093,901

Telecommunications - 8.96%
Acme Packet, Inc.(a)(c)	1,842,256	53,757,030
Clearwire Corp., Class A(a)	7,389,379	23,054,863
MetroPCS Communications, Inc.(a)(c)	5,212,130	51,078,874
Sprint Nextel Corp.(a)(c)	7,375,751	42,779,356
Sunrise Telecom, Inc.(a)	529,674	63,561
Virgin Media, Inc.(c)(d)	2,005,881	93,072,878

		263,806,562

Transportation - 0.15%
Dockwise Ltd.(a)	179,266	4,329,758

TOTAL COMMON STOCKS (Cost $1,699,715,524)		1,714,057,794

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(e)	119,343	0
Emergent Biosolutions, Inc.(a)(b)(e)	595,405	0
Fiat Industrial SpA, 6/12/2020, 1.57 EUR(a)(b)(e)	54,830	0
Fiat Industrial SpA, Pre-Emption Rights, 6/12/2030, 1.57 EUR(a)(b)(e)	54,830	0

TOTAL RIGHTS (Cost $173,313)		0

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a) - 0.40%
Call Options Purchased - 0.01%
ASML Holding N.V.	05/2013	$70.00	239	$109,940
Freeport-McMoRan Copper & Gold, Inc.:
	05/2013	35.00	583	36,146
	05/2013	36.00	1,209	51,987

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (a) - 0.40% (Continued)
Call Options Purchased (Continued)
SPDR® S&P 500® ETF Trust	03/2013	$156.00	882	$25,578

TOTAL CALL OPTIONS PURCHASED (Cost $467,684)				223,651

Put Options Purchased - 0.39%
ASML Holding N.V.	03/2013	70.00	481	64,935
Cymer, Inc.:
	03/2013	85.00	1,107	35,978
	03/2013	90.00	454	45,400
	05/2013	85.00	3,071	1,028,785
Liberty Global, Inc., Class A:
	07/2013	80.00	3,169	4,040,475
	07/2013	85.00	786	1,347,990
MAP Pharmaceuticals, Inc.:
	03/2013	20.00	2,243	5,608
	03/2013	22.50	3,507	8,768
	06/2013	20.00	2,813	7,032
MetroPCS Communications, Inc.:
	05/2013	9.00	685	25,687
	05/2013	10.00	52,328	4,290,896
Priceline.com, Inc.	04/2013	575.00	48	6,840
PVH Corp.	03/2013	110.00	97	1,455
Robbins & Myers, Inc.:
	03/2013	55.00	502	0
	04/2013	55.00	1,788	0
SPDR® S&P 500® ETF Trust:
	03/2013	149.00	882	133,623
	03/2013	150.00	2,643	479,704
Stifel Financial Corp.	04/2013	30.00	484	10,890
Virgin Media, Inc.:
	03/2013	42.00	2,000	15,000
	06/2013	42.00	890	55,625

TOTAL PUT OPTIONS PURCHASED (Cost $14,420,233)				11,604,691

TOTAL PURCHASED OPTIONS (Cost $14,887,917)				11,828,342

	7 Day Yield	Shares	Value
SHORT-TERM INVESTMENTS - 29.52%
Money Market Fund
State Street Institutional Liquid Reserves Fund(g)	0.135%	869,333,570	869,333,570

TOTAL SHORT-TERM INVESTMENTS (Cost $869,333,570)			869,333,570

Total Investments - 88.13% (Cost $2,584,110,324)	$2,595,219,706

Other Assets in Excess of Liabilities - 11.87%	349,529,052

NET ASSETS - 100.00%	$2,944,748,758

(a)	Non-income producing security.
(b)

Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2013, the total market value of these securities was $2,780,367 representing 0.09% of net assets.

(c)	Underlying security for a written/purchased call/put option.
(d)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $432,905,000, representing 14.70% of net assets.

(e)	Security considered illiquid. On February 28, 2013, the total market value of these securities was $1,983,729, representing 0.07% of net assets.
(f)	Less than 0.005% of Net Assets.
(g)	Rate shown is the 7-day effective yield as of February 28, 2013.

Securities determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

05/17/2012	Charter Hall Office REIT	$0	$441,583	0.02%
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
10/17/2011	Del Monte Foods Co.	0	1,542,146	0.05
08/13/2010-09/02/2010	Emergent Biosolutions, Inc.	173,313	0	0.00
05/30/2012	Fiat Industrial SpA, 06/12/2020, 1.57 EUR	0	0	0.00
05/30/2012	Fiat Industrial SpA, Pre-Emption Rigths, 06/12/2030, 1.57 EUR	0	0	0.00

			$1,983,729	0.07%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS

Banks
Columbia Banking System, Inc.	(568,944)	$(11,378,880)
FirstMerit Corp.	(2,767,414)	(41,843,300)
M&T Bank Corp.	(877,494)	(89,583,362)

		(142,805,542)

Chemicals
PolyOne Corp.	(765,959)	(17,456,206)

Computers
Dell, Inc.	(2,400)	(33,480)

Diversified Financial Services
IntercontinentalExchange, Inc.	(259,303)	(40,145,291)

Engineering & Construction
Chicago Bridge & Iron Co. N.V.	(11)	(589)

Healthcare - Services
Aetna, Inc.	(1,121,759)	(52,935,807)

Insurance
Markel Corp.	(133,927)	(64,747,008)

Media
Liberty Global, Inc., Class A	(249,147)	(17,163,737)
Liberty Global, Inc., Series C	(199,447)	(12,736,685)

		(29,900,422)

Mining
Freeport-McMoRan Copper & Gold, Inc.	(1,641,076)	(52,383,146)

Oil & Gas
Exxon Mobil Canada Ltd.	(2,845,989)	(14,074,709)
LinnCo LLC	(3,324)	(129,537)

		(14,204,246)

Pharmaceuticals
MAP Pharmaceuticals, Inc.	(2,400)	(60,000)

Retail
Office Depot, Inc.	(2,570,612)	(10,359,566)

Semiconductors
ASML Holding N.V., New York Registered Shares	(312,812)	(22,203,396)

TOTAL COMMON STOCKS (Proceeds $420,933,363)		(447,234,699)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE TRADED FUNDS

Equity Fund
SPDR® S&P 500® ETF Trust	(529,770)	$(80,276,048)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $82,802,689)		(80,276,048)

TOTAL SECURITIES SOLD SHORT (Proceeds $503,736,052)		$(527,510,747)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options

Acme Packet, Inc.:
	03/2013	$29.00	(1,059)	$(23,827)
	03/2013	30.00	(3,039)	(15,195)
	05/2013	29.00	(184)	(9,200)

Cymer, Inc.:
	05/2013	95.00	(1,599)	(1,519,050)
	05/2013	100.00	(521)	(323,020)
	05/2013	105.00	(576)	(213,120)

Dell, Inc.:
	03/2013	13.00	(3,543)	(338,356)
	03/2013	14.00	(5,859)	(55,661)
	04/2013	13.00	(3,171)	(313,929)
	04/2013	14.00	(23,901)	(525,822)
Elan Corp. Plc, ADR	03/2013	11.00	(3,780)	(151,200)
Freeport-McMoRan Copper & Gold, Inc.:
	03/2013	36.00	(435)	(1,088)
	03/2013	37.00	(470)	(705)

HJ Heinz Co.:
	03/2013	75.00	(29)	(73)
	04/2013	75.00	(31)	(77)
	06/2013	75.00	(3,125)	(46,875)

Liberty Global, Inc., Class A:
	03/2013	65.00	(1,272)	(502,440)
	03/2013	70.00	(3,964)	(247,750)
	03/2013	75.00	(302)	(2,265)
	04/2013	60.00	(652)	(583,540)
	04/2013	65.00	(1,342)	(617,320)
	04/2013	70.00	(597)	(101,490)
	04/2013	75.00	(483)	(25,358)

MAP Pharmaceuticals, Inc.:
	03/2013	25.00	(3,368)	(8,420)
	06/2013	25.00	(4,141)	(10,353)

McMoRan Exploration Co.:
	03/2013	16.00	(2,910)	(39,285)
	04/2013	16.00	(1,438)	(30,198)
MetroPCS Communications, Inc.:
	03/2013	10.00	(33)	(99)
	03/2013	10.00	(19,650)	(402,825)
	03/2013	11.00	(1,483)	(11,122)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)

Office Depot, Inc.:

	03/2013	$3.50	(365)	$(20,075)
	03/2013	4.00	(5,933)	(74,162)
	03/2013	4.50	(7,400)	(18,500)
	03/2013	5.00	(3,731)	(9,327)
	04/2013	3.50	(1,015)	(58,363)
	04/2013	4.00	(16,512)	(371,520)
	04/2013	4.50	(10,377)	(77,828)
	04/2013	5.00	(8,361)	(20,902)
	07/2013	4.50	(51)	(1,275)

OfficeMax, Inc.:
	03/2013	12.00	(5,580)	(111,600)
	03/2013	13.00	(833)	(2,082)
	03/2013	14.00	(65)	(163)
	04/2013	12.00	(5,465)	(273,250)
	04/2013	13.00	(5,777)	(86,655)
	04/2013	14.00	(1,806)	(9,030)
Priceline.com, Inc.	04/2013	670.00	(48)	(170,640)
PVH Corp.	03/2013	120.00	(97)	(32,010)
SeaCube Container Leasing Ltd.	03/2013	25.00	(1)	(10)

SPDR® S&P 500® ETF Trust:
	03/2013	152.00	(439)	(16,243)
	03/2013	154.00	(882)	(22,491)

Sprint Nextel Corp.:
	03/2013	5.50	(29)	(913)
	03/2013	6.00	(29)	(15)
	03/2013	6.00	(11,320)	(22,640)
	03/2013	6.00	(391)	(978)
	03/2013	6.00	(1,134)	(5,670)
Stifel Financial Corp.	04/2013	35.00	(484)	(50,820)

Virgin Media, Inc.:
	03/2013	44.00	(1,142)	(282,645)
	03/2013	45.00	(916)	(139,690)

TOTAL WRITTEN CALL OPTIONS (Premiums received $7,116,571)				(7,999,160)

Written Put Options
Acme Packet, Inc.	03/2013	29.00	(1,579)	(11,843)

ASML Holding N.V.:
	03/2013	67.50	(531)	(34,515)
	05/2013	60.00	(240)	(25,200)
	05/2013	62.50	(577)	(86,550)
	05/2013	65.00	(576)	(122,400)
Dell, Inc.:
	03/2013	13.00	(6,056)	(9,084)
	03/2013	14.00	(2,173)	(33,681)
	04/2013	13.00	(20,773)	(145,411)
	04/2013	14.00	(6,255)	(193,905)
Elan Corp. Plc, ADR	03/2013	11.00	(2,293)	(17,198)

HJ Heinz Co.:
	03/2013	70.00	(977)	(4,885)
	04/2013	70.00	(135)	(3,037)
	06/2013	70.00	(2,087)	(182,613)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Put Options (Continued)

HJ Heinz Co.: (Continued)
	06/2013	$75.00	(241)	$(77,120)

Liberty Global, Inc., Class A:
	03/2013	60.00	(119)	(595)
	03/2013	65.00	(430)	(8,600)

McMoRan Exploration Co.:
	03/2013	16.00	(60)	(390)
	04/2013	16.00	(1,427)	(19,978)

MetroPCS Communications, Inc.:
	03/2013	10.00	(33)	(709)
	05/2013	8.00	(35,000)	(507,500)

OfficeMax, Inc.:
	03/2013	12.00	(256)	(7,040)
	04/2013	12.00	(184)	(10,120)

SPDR® S&P 500® ETF Trust:
	03/2013	148.00	(46)	(253)
	03/2013	148.50	(46)	(276)
	03/2013	149.00	(46)	(368)
	03/2013	149.50	(88)	(1,012)
	03/2013	150.00	(1,061)	(16,445)
	03/2013	150.50	(225)	(5,175)
	03/2013	151.00	(441)	(14,553)
	03/2013	151.50	(420)	(19,950)
	03/2013	152.00	(331)	(23,501)
	03/2013	152.50	(89)	(8,989)
	03/2013	150.00	(882)	(63,504)
	03/2013	132.00	(1,761)	(12,327)
	03/2013	139.00	(882)	(26,901)

Virgin Media, Inc.:
	03/2013	40.00	(27)	(203)
	03/2013	41.00	(685)	(8,563)
	03/2013	43.00	(966)	(9,660)
	03/2013	44.00	(545)	(6,812)
	03/2013	45.00	(896)	(15,680)

TOTAL WRITTEN PUT OPTIONS
(Premiums received $2,323,203)				(1,736,546)

TOTAL WRITTEN OPTIONS
(Premiums received $9,439,774)				$(9,735,706)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation

Goldman, Sachs & Co.	Aegis Group Plc	LIBOR-BBA-plus 45 bps	7/17/2013	$13,450,087	$0
Goldman, Sachs & Co.	Mikuni Coca-Cola Bottling Co. Ltd.	LIBOR-BBA-plus 50 bps	1/31/2014 - 2/17/2014	3,174,277	171,035
UBS	Copeinca ASA	1Month-IBOR-plus 40 bps	Monthly Reset	2,477,493	86,815
UBS	Mikuni Coca-Cola Bottling Co. Ltd.	1Month-LIBOR-BBA- plus 40 bps	Monthly Reset	7,613,571	532,953
UBS	Xstrata Plc	1Month-LIBOR-BBA-plus 35 bps	Monthly Reset	4,465,897	44,798

				$31,181,325	$835,601

Swap Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation

Goldman, Sachs & Co.	Coca-Cola Central Japan Co. Ltd.	LIBOR-BBA-minus 200 bps	12/21/2013 - 2/24/2014	$(5,837,073)	$(312,271)
Goldman, Sachs & Co.	Yancoal Australia Ltd. Rights	LIBOR-BBA-plus 50 bps	7/10/2013 - 7/30/2013	8,252,339	(33,960)
UBS	Aegis Group Plc	1Month-LIBOR-BBA- plus 35 bps	7/12/2013 - 11/7/2013	137,524,764	(114,815)
UBS	Coca-Cola Central Japan Co. Ltd.	1Month-LIBOR-BBA-minus 40 bps	Monthly Reset	(5,271,928)	(298,164)
UBS	Flinders Mines Ltd.	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	5,884,715	(587,108)
UBS	Glencore International Plc	1Month-LIBOR-BBA-minus 35 bps	Monthly Reset	(4,536,242)	(49,640)
UBS	Sundance Resources Ltd.	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	10,749,238	(1,198,573)
UBS	Yancoal Australia Ltd.	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	8,334,003	(716,903)
UBS	Yancoal Australia Ltd. Rights	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	34,193,581	(418,697)

				$189,293,397	$(3,730,131)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation

AUD	76,378,613	Sale	3/15/2013	77,924,637	$1,722,429
CAD	620,567,316	Sale	3/15/2013	601,555,165	25,870,819
EUR	6,800,000	Sale	3/15/2013	8,878,733	184,699
HKD	145,150,000	Sale	3/15/2013	18,716,812	5,756
JPY	3,815,239,200	Sale	3/15/2013	41,165,290	3,141,734
MYR	73,346,355	Sale	3/15/2013	23,707,721	195,279
NOK	57,480,000	Sale	3/15/2013	10,007,025	262,967
SGD	45,686,000	Sale	3/15/2013	36,891,001	519,743
SGD	10,351,000	Purchase	3/15/2013	8,358,332	9,529
TWD	3,116,000	Sale	3/15/2013	105,048	397

					$31,913,352

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation

AUD	700,000	Sale	3/15/2013	714,169	$(71)
AUD	29,780,000	Purchase	3/15/2013	30,382,795	(571,663)
CAD	320,870,000	Purchase	3/15/2013	311,039,594	(13,241,198)
EUR	78,640,197	Sale	3/15/2013	102,680,199	(367,894)
EUR	76,675,000	Purchase	3/15/2013	100,114,248	(1,439,957)
HKD	13,100,000	Sale	3/15/2013	1,689,220	(309)
JPY	26,000,000	Sale	3/15/2013	280,532	(1,072)
JPY	355,600,000	Purchase	3/15/2013	3,836,818	(399,361)
MYR	73,346,355	Purchase	3/15/2013	23,707,721	(307,828)
SGD	35,335,000	Purchase	3/15/2013	28,532,669	(208,985)
TWD	3,116,000	Purchase	3/15/2013	105,048	(630)

					$(16,538,968)

Country	% of Net Assets

Canada	9.87%
Bermuda	3.72%
Australia	1.63%
Japan	1.28%
Cayman Islands	0.65%
Norway	0.34%
Italy	0.24%
Mexico	0.03%
Spain	0.00%	(a)
United States	71.51%
Net Cash and Other Financial Instruments	10.73%

	100.00%

(a) Less than 0.005% of Net Assets.

Abbreviations:

ADR - American Depositary Receipt

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company

AUD - Australian Dollar

BBA - British Bankers Association

bps - Basis Points

CAD - Canadian Dollar

CVR - Contingent Value Rights

ETF - Exchange Traded Fund

EUR - Euro

HKD - Hong Kong Dollar

IBOR - Interbank Offered Rate

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

MYR - Malaysian Ringgit

NOK - Norwegian Krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SA -	Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SAB de CV - A variable capital company

SGD - Singapore Dollar

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

TWD - Taiwan Dollar

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the inputs used as of February 28, 2013, in valuing The Arbitrage Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$796,638	$796,638
Apparel	8,845,959	–	–	8,845,959
Banks	64,538,712	–	–	64,538,712
Beverages	873,956	–	–	873,956
Chemicals	23,915,691	–	–	23,915,691
Coal	7,656,533	–	–	7,656,533
Commercial Services	32,345,754	–	–	32,345,754
Computers	29,901,379	–	–	29,901,379
Diversified Financial Services	147,977,875	–	–	147,977,875
Electronics	45,852,238	–	–	45,852,238
Engineering & Construction	7,018,641	–	–	7,018,641
Environmental Control	4,246,551	–	–	4,246,551
Food	60,966,939	10,013,143	1,542,146	72,522,228
Healthcare - Products	19,088,747	–	–	19,088,747
Healthcare - Services	135,299,413	–	–	135,299,413
Insurance	94,958,446	–	–	94,958,446
Internet	4,674,185	–	–	4,674,185
Iron & Steel	37,209,967	–	–	37,209,967
Media	170,496,090	–	–	170,496,090
Mining	4,589,380	–	–	4,589,380
Oil & Gas	137,381,135	159,073,148	–	296,454,283
Pharmaceuticals	27,276,470	–	–	27,276,470
Real Estate	50,381	–	–	50,381
Real Estate Investment Trusts	33,698,471	–	441,583	34,140,054
Retail	63,119,850	–	–	63,119,850
Savings & Loans	88,978,152	–	–	88,978,152
Software	23,093,901	–	–	23,093,901
Telecommunications	263,806,562	–	–	263,806,562
Transportation	4,329,758	–	–	4,329,758
Rights	–	–	0	0
Purchased Options	11,828,342	–	–	11,828,342
Short-Term Investments	869,333,570	–	–	869,333,570

TOTAL	$2,423,353,048	$169,086,291	$2,780,367	$2,595,219,706

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$31,913,352	$–	$31,913,352
Equity Swaps	835,601	–	–	835,601
Liabilities
Common Stocks**	(433,159,990)	(14,074,709)	–	(447,234,699)

Investments in Securities at Value (Continued)

	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$(80,276,048)	$–	$–	$(80,276,048)
Written Options	(9,735,706)	–	–	(9,735,706)
Forward Foreign Currency Exchange Contracts	–	(16,538,968)	–	(16,538,968)
Equity Swaps	(3,730,131)	–	–	(3,730,131)

Total	$(526,066,274)	$1,299,675	$–	$(524,766,599)

* Other financial instruments are instruments not reflected in the Portfolio of Investments, such as written options, short sales, equity swaps and forward foreign currency exchange contracts.

** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2013:

Investments in Securities	Balance as of May 31, 2012	Realized gain	Change in unrealized depreciation	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of February 28, 2013	Net change in unrealized appreciation attributable to Level 3 investments still held at February 28, 2013

Common Stocks	$5,084,774	$2,459,702	$(2,304,407)	$(2,459,702)	$–	$2,780,367	$78,555
Rights	0	–	–	–	–	0	–

TOTAL	$5,084,774	$2,459,702	$(2,304,407)	$(2,459,702)	$–	$2,780,367	$78,555

THE ARBITRAGE EVENT-DRIVEN FUND

Portfolio of Investments

February 28, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS - 43.73%
Aerospace & Defense - 0.02%
Allied Defense Group, Inc.(a)(b)	5,000	$10,000

Banks - 1.66%
Citizens Republic Bancorp, Inc.(a)(c)	17,279	355,947
West Coast Bancorp	21,051	494,699

		850,646

Beverages - 0.01%
Grupo Modelo SAB de CV, Series C	801	7,177

Biotechnology - 0.29%
InterMune, Inc.(a)(d)	16,800	149,016

Chemicals - 0.77%
Spartech Corp.(a)	40,058	395,372

Coal - 0.51%
Whitehaven Coal Ltd.	90,812	259,728

Commercial Services - 0.60%
Arbitron, Inc.	4,102	192,138
Zipcar, Inc.(a)	9,383	114,754

		306,892

Computers - 0.24%
Dell, Inc.(d)	8,800	122,760

Diversified Financial Services - 4.07%
Epoch Holding Corp.(c)	25,196	704,228
NYSE Euronext	37,193	1,386,555

		2,090,783

Engineering & Construction - 0.75%
Impregilo SpA	73,605	383,035

Food - 0.14%
Del Monte Foods Co.(a)(b)(e)	12,304	4,060
Morpol ASA(a)	35,172	70,458

		74,518

Healthcare - Products - 0.01%
Trauson Holdings Co. Ltd.	3,429	3,289

Healthcare - Services - 1.95%
Coventry Health Care, Inc.(c)	18,168	824,100
HealthSouth Corp.(a)(d)	7,371	177,789

		1,001,889

Insurance - 3.56%
Alterra Capital Holdings Ltd.(c)	51,233	1,569,779
Genworth Financial, Inc., Class A(a)(d)	29,972	255,961

		1,825,740

	Shares	Value

COMMON STOCKS - 43.73% (Continued)
Internet - 0.47%
Online Resources Corp.(a)	63,149	$241,861

Iron & Steel - 1.07%
Metals USA Holdings Corp.	8,500	176,290
Sundance Resources Ltd.(a)	1,210,947	371,077

		547,367

Media - 3.04%
Astral Media, Inc., Class A	19,837	924,669
Jupiter Telecommunications Co. Ltd.	385	510,896
Liberty Global, Inc., Class A(a)(d)	1,800	124,002

		1,559,567

Metal Fabricate & Hardware - 0.21%
Hoganas AB, Class B	2,122	106,635

Mining - 0.56%
Nevada Copper Corp.(a)	6,725	24,585
Vulcan Materials Co.	5,200	264,836

		289,421

Oil & Gas - 10.19%
Celtic Exploration Ltd.(a)	106,498	2,793,475
McMoRan Exploration Co.(a)(c)(d)	65,947	1,061,087
Plains Exploration & Production Co.(a)	25,337	1,149,540
SandRidge Energy, Inc.(a)(d)	20,200	115,140
TORC Oil & Gas Ltd.	65,779	110,987

		5,230,229

Pharmaceuticals - 0.49%
MAP Pharmaceuticals, Inc.(a)	10,049	251,225

Real Estate Investment Trusts - 2.00%
Charter Hall Office REIT(a)(b)(e)	78,651	1,398
CommonWealth REIT(d)	7,000	176,750
CreXus Investment Corp.	63,931	850,922

		1,029,070

Retail - 3.14%
The Brick Ltd.	132,902	688,191
OfficeMax, Inc.(d)	76,978	921,426

		1,609,617

Savings & Loans - 2.90%
Hudson City Bancorp, Inc.(c)	174,561	1,487,260

Software - 0.07%
Redflex Holdings Ltd.	32,957	38,040

Telecommunications - 4.63%
Clearwire Corp., Class A(a)	61,732	192,604
MetroPCS Communications, Inc.(a)(c)(d)	74,840	733,432
Sprint Nextel Corp.(a)(d)	60,306	349,775
Virgin Media, Inc.(d)	23,673	1,098,427

		2,374,238

	Shares	Value

COMMON STOCKS - 43.73% (Continued)
Transportation - 0.38%
Dockwise Ltd.(a)	8,193	$197,883

TOTAL COMMON STOCKS
(Cost $22,463,672)		22,443,258

CONVERTIBLE PREFERRED STOCKS - 0.96%
Home Furnishings - 0.96%
Sealy Corp., PIK, 8.000%(c)	6,553	494,751

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $486,686)		494,751

PREFERRED STOCKS - 3.07%
Banks - 1.20%
Citizens Funding Trust I, 7.500%	1,213	38,513
GMAC Capital Trust I, 8.125%(f)	12,067	320,258
JP Morgan Chase Capital XI, 5.875%	9,991	254,271

		613,042

Financial Services - 1.59%
Citigroup Capital IX, 6.000%	10,617	266,274
Citigroup Capital VIII, 6.950%	7,984	204,071
FelCor Lodging Trust, Inc., 8.000%	7,443	186,001
Merrill Lynch Preferred Capital Trust III, 7.000%	6,335	160,529

		816,875

Real Estate Investment Trusts - 0.28%
Strategic Hotels & Resorts, Inc.:
8.250%	4,270	106,067
8.500%	1,472	36,741

		142,808

TOTAL PREFERRED STOCKS
(Cost $1,564,450)		1,572,725

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc.(a)(b)(e)	34,500	0
Emergent Biosolutions, Inc.(a)(b)(e)	546	0

TOTAL RIGHTS
(Cost $162)		0

	Maturity Date	Rate	Principal Amount	Value

CORPORATE BONDS - 27.49%
ARAMARK Holdings Corp., PIK(g)	05/01/2016	8.625%	$324,000	$330,483
Bresnan Broadband Holdings LLC(g)	12/15/2018	8.000%	290,000	317,550
Brown Shoe Co., Inc	05/15/2019	7.125%	252,000	264,600
Clearwire Communications LLC / Clearwire Finance, Inc.(g)	12/01/2015	12.000%	391,000	422,925
Coleman Cable, Inc.	02/15/2018	9.000%	300,000	326,625
Copano Energy LLC / Copano Energy Finance Corp.(c)	04/01/2021	7.125%	824,000	942,450
Cricket Communications, Inc.	10/15/2020	7.750%	447,000	454,822
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.(g)	03/01/2022	11.750%	259,000	299,145
Entercom Radio LLC	12/01/2019	10.500%	378,000	428,085
Fifth Third Capital Trust IV(f)	04/15/2037	6.500%	122,000	122,152
Intelsat Luxembourg SA	02/04/2017	11.500%	264,000	280,830
Marina District Finance Co., Inc.	08/15/2018	9.875%	245,000	251,738
MBIA, Inc.	08/15/2022	6.400%	286,000	224,510
McMoRan Exploration Co.	11/15/2014	11.875%	744,000	791,430
Merge Healthcare, Inc.	05/01/2015	11.750%	510,000	545,381
Netflix, Inc.	11/15/2017	8.500%	125,000	137,101
Nortel Networks Ltd.(h)	07/15/2016	10.750%	301,000	332,229
NOVA Chemicals Corp.	11/01/2019	8.625%	385,000	436,975
NXP BV / NXP Funding LLC(g)	08/01/2018	9.750%	226,000	258,205
Offshore Group Investment Ltd.(g)	11/01/2019	7.500%	261,000	269,156
Offshore Group Investment Ltd.	08/01/2015	11.500%	631,000	687,790
Petrohawk Energy Corp.(c)	08/15/2018	7.250%	796,000	892,088
Regions Financing Trust II(f)	05/15/2047	6.625%	268,000	268,000
Sealy Mattress Co.	06/15/2014	8.250%	830,000	833,121
Ship Finance International Ltd.	12/15/2013	8.500%	708,000	708,000
SUPERVALU, Inc.	11/15/2014	7.500%	668,000	670,512
The Bon-Ton Department Stores, Inc.	03/15/2014	10.250%	313,000	313,391
The Reader’s Digest Association, Inc.(f)(h)	02/15/2017	9.500%	274,000	94,530
Virgin Media Finance Plc	02/15/2022	4.875%	488,000	493,490
West Corp.(c)	10/15/2016	11.000%	645,000	670,800
Western Refining, Inc.(g)	06/15/2017	11.250%	198,000	213,593
WideOpenWest Finance LLC / WideOpenWest Capital Corp.(g)	10/15/2019	13.375%	241,000	262,690
YPG Financing, Inc.(g)	11/30/2018	9.250%	591,255	567,605

TOTAL CORPORATE BONDS
(Cost $14,221,438)				14,112,002

	Maturity Date	Rate	Principal Amount	Value

CONVERTIBLE CORPORATE BONDS - 5.94%
Clearwire Communications LLC / Clearwire Finance, Inc.(g)	12/01/2040	8.250%	$155,000	$168,562
Globalstar, Inc.	04/01/2028	5.750%	313,000	190,734
Health Care REIT, Inc.	12/01/2029	3.000%	291,000	366,478
McMoRan Exploration Co.	10/06/2013	5.250%	394,000	406,559
Nortel Networks Corp.(h)	04/15/2014	2.125%	316,000	305,730
RadioShack Corp.(g)	08/01/2013	2.500%	261,000	250,560
Rambus, Inc.	06/15/2014	5.000%	320,000	321,800
Symantec Corp.	06/15/2013	1.000%	456,000	560,880
United States Steel Corp.	05/15/2014	4.000%	440,000	462,000
YPG Financing, Inc.	11/30/2022	8.000%	17,710	13,825

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $2,932,420)				3,047,128

	Expiration Date	Exercise Price	Contracts	Value

PURCHASED OPTIONS (a) - 0.31%
Call Options Purchased - 0.00%(i)
Freeport-McMoRan Copper & Gold, Inc.:
	05/2013	$35.00	7	434
	05/2013	36.00	7	301
SPDR® S&P 500® ETF Trust	03/2013	156.00	14	406

TOTAL CALL OPTIONS PURCHASED
(Cost $3,781)				1,141

Put Options Purchased - 0.31%
CommonWealth REIT	04/2013	17.50	70	2,275
Genworth Financial, Inc.	06/2013	8.00	96	4,896
HealthSouth Corp.	04/2013	30.00	32	19,680
InterMune, Inc.:
	04/2013	8.00	56	2,016
	04/2013	9.00	56	4,116
Liberty Global, Inc., Class A:
	07/2013	80.00	22	28,050
	07/2013	85.00	9	15,435
MetroPCS Communications, Inc.	05/2013	10.00	772	63,304
SandRidge Energy, Inc.	04/2013	5.00	202	5,858
SPDR® S&P 500® ETF Trust:
	03/2013	149.00	14	2,121
	03/2013	150.00	55	9,982
Virgin Media, Inc.:
	03/2013	42.00	22	165
	03/2013	44.00	9	112
	06/2013	42.00	11	688

TOTAL PUT OPTIONS PURCHASED
(Cost $189,611)				158,698

TOTAL PURCHASED OPTIONS
(Cost $193,392)				159,839

	7 Day Yield	Shares	Value

SHORT-TERM INVESTMENTS - 18.68%
Time Deposits
Euro Time Deposit	0.010%	9,586,067	$9,586,067

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,586,067)			9,586,067

Total Investments - 100.18%
(Cost $51,448,287)			51,415,770

Liabilities in Excess of Other Assets - (0.18%)			(90,398)

NET ASSETS - 100.00%			$51,325,372

(a)	Non-income producing security.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of February 28, 2013, the total market value of these securities was $15,458 representing 0.03% of net assets.
(c)

Security, or a portion of security, is being held as collateral for short sales, or written option contracts. At period end, the aggregate market value of those securities was $6,447,628, representing 12.56% of net assets.

(d)	Underlying security for a written/purchased call/put option.
(e)	Security considered illiquid. On February 28, 2013, the total market value of these securities was $5,458, representing 0.01% of net assets.
(f)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2013.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2013, these securities had a total value of $3,360,474 or 6.55% of net assets.

(h)	Security in default on interest payments.
(i)	Less than 0.005% of Net Assets.

Securities determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets

05/17/2012	Charter Hall Office REIT	$0	$1,398	0.00	% (a)
12/12/2011	Cubist Pharmaceuticals, Inc.	0	0	0.00
10/17/2011	Del Monte Foods Co.	0	4,060	0.01
10/04/2010-10/22/2010	Emergent Biosolutions, Inc.	162	0	0.00

			$5,458	0.01%

(a) Less than 0.005% of Net Assets.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS

Banks
Columbia Banking System, Inc.	(12,314)	$(246,280)
FirstMerit Corp.	(23,673)	(357,936)
M&T Bank Corp.	(14,668)	(1,497,456)

		(2,101,672)

Building Materials
Martin Marietta Materials, Inc.	(3,600)	(349,668)

Chemicals
PolyOne Corp.	(12,686)	(289,114)

Diversified Financial Services
IntercontinentalExchange, Inc.	(6,334)	(980,630)

Healthcare - Services
Aetna, Inc.	(7,032)	(331,840)

Home Furnishings
Sealy Corp.	(82,527)	(179,909)

Insurance
Markel Corp.	(2,210)	(1,068,424)

Internet
Symantec Corp.	(21,189)	(496,670)

Iron & Steel
United States Steel Corp.	(3,449)	(71,877)

Media
Liberty Global, Inc., Class A	(4,390)	(302,427)
Liberty Global, Inc., Series C	(3,277)	(209,269)

		(511,696)

Mining
Freeport-McMoRan Copper & Gold, Inc.	(16,548)	(528,212)
Nevada Copper Corp.	(6,725)	(24,585)

		(552,797)

Oil & Gas
Exxon Mobil Canada Ltd.	(25,176)	(124,507)

Real Estate Investment Trusts
Health Care REIT, Inc.	(4,340)	(278,368)

Retail
Office Depot, Inc.	(66,784)	(269,140)

TOTAL COMMON STOCKS (Proceeds $7,293,206)		(7,606,312)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
EXCHANGE TRADED FUNDS

Equity Fund
iShares® S&P®/TSX Capped Energy Index Fund	(9,339)	$(144,805)
SPDR® S&P 500® ETF Trust	(10,292)	(1,559,547)

		(1,704,352)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,821,930)		(1,704,352)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	$(330,000)	(350,104)

TOTAL CORPORATE BONDS (Proceeds $347,316)				(350,104)

TOTAL SECURITIES SOLD SHORT (Proceeds $9,462,452)				$(9,660,768)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options
CommonWealth REIT	03/2013	$25.00	(70)	$(1,925)

Dell, Inc.:
	03/2013	13.00	(15)	(1,433)
	04/2013	13.00	(14)	(1,386)
	04/2013	14.00	(88)	(1,936)

Genworth Financial, Inc.:
	03/2013	9.00	(113)	(791)
	04/2013	8.00	(88)	(6,864)
	04/2013	9.00	(44)	(1,122)

Liberty Global, Inc., Class A:
	03/2013	65.00	(10)	(3,950)
	03/2013	70.00	(31)	(1,938)
McMoRan Exploration Co.	03/2013	16.00	(261)	(3,524)
MetroPCS Communications, Inc.:
	03/2013	10.00	(301)	(6,170)
	03/2013	11.00	(24)	(180)

Office Depot, Inc.:
	03/2013	3.50	(3)	(165)
	03/2013	4.00	(74)	(925)
	03/2013	4.50	(62)	(155)
	03/2013	5.00	(31)	(77)
	04/2013	3.50	(7)	(403)
	04/2013	4.00	(559)	(12,577)
	04/2013	4.50	(86)	(645)
	04/2013	5.00	(70)	(175)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Call Options (Continued)

OfficeMax, Inc.:
	03/2013	$12.00	(116)	$(2,320)
	03/2013	13.00	(6)	(15)
	04/2013	12.00	(109)	(5,450)
	04/2013	13.00	(33)	(495)
	04/2013	14.00	(15)	(75)

SPDR® S&P 500® ETF Trust:
	03/2013	152.00	(9)	(333)
	03/2013	154.00	(15)	(383)

Sprint Nextel Corp.:
	03/2013	6.00	(92)	(184)
	03/2013	6.00	(3)	(7)
	03/2013	6.00	(9)	(45)
Virgin Media, Inc.	03/2013	44.00	(14)	(3,465)

TOTAL WRITTEN CALL OPTIONS (Premiums received $71,696)				(59,113)

Written Put Options

CommonWealth REIT:
	03/2013	17.50	(29)	(218)
	03/2013	20.00	(41)	(1,025)

Dell, Inc.:
	03/2013	13.00	(15)	(22)
	04/2013	13.00	(102)	(714)

Genworth Financial, Inc.:
	03/2013	8.00	(63)	(504)
	03/2013	9.00	(48)	(2,520)
	04/2013	8.00	(48)	(1,128)
	04/2013	9.00	(48)	(3,360)

MetroPCS Communications, Inc.	05/2013	8.00	(490)	(7,105)
OfficeMax, Inc.:
	03/2013	12.00	(2)	(55)
	04/2013	12.00	(1)	(55)

SPDR® S&P 500® ETF Trust:
	03/2013	148.00	(1)	(5)
	03/2013	148.50	(1)	(6)
	03/2013	149.00	(1)	(8)
	03/2013	149.50	(2)	(23)
	03/2013	150.00	(17)	(264)
	03/2013	150.50	(4)	(92)
	03/2013	151.00	(8)	(264)
	03/2013	151.50	(7)	(332)
	03/2013	152.00	(6)	(426)
	03/2013	152.50	(1)	(101)
	03/2013	150.00	(15)	(1,080)
	03/2013	132.00	(40)	(280)
	03/2013	139.00	(14)	(427)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value
Written Put Options (Continued)

Virgin Media, Inc.:
	03/2013	$41.00	(7)	$(88)
	03/2013	43.00	(12)	(120)

TOTAL WRITTEN PUT OPTIONS (Premiums received $30,753)				(20,222)

TOTAL WRITTEN OPTIONS (Premiums received $102,449)				$(79,335)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Appreciation
Goldman, Sachs & Co.	Trauson Holdings Co.	1Month-HIBOR-plus 50 bps	2/11/2014	$26,242	$106
UBS	FFastFill Plc	1Month-LIBOR-BBA-plus 35 bps	Monthly Reset	25,764	335
UBS	Trauson Holdings Co.	1Month-HIBOR-plus 40 bps	Monthly Reset	648,596	10,633

				$700,602	$11,074

Swap Counterparty	Reference Obligation	Rate Paid by the Fund	Termination Dates	Notional Amount	Unrealized Depreciation
Goldman, Sachs & Co.	Yancoal Australia Ltd. Rights	LIBOR-BBA-plus 50 bps	7/10/2013 -	$81,394	$(335)
			7/29/2013
UBS	Aegis Group Plc	1Month-LIBOR-BBA-plus 35 bps	8/19/2013 -	1,112,463	(811)
			12/12/2013
UBS	Flinders Mines Ltd.	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	103,653	(10,365)
UBS	Sundance Resources Ltd.	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	120,298	(13,072)
UBS	Whitehaven Coal Ltd.	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	18,069	(743)
UBS	Yancoal Australia Ltd.	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	72,260	(6,216)
UBS	Yancoal Australia Ltd. Rights	1Month-LIBOR-BBA-plus 45 bps	Monthly Reset	275,604	(3,375)

				$1,783,741	$(34,917)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
AUD	1,619,400	Sale	3/15/2013	1,652,179	$38,333
CAD	9,601,500	Sale	3/15/2013	9,307,341	348,620
CHF	436,400	Sale	3/15/2013	465,662	3,708
EUR	241,000	Sale	3/15/2013	314,673	5,150
EUR	4,000	Sale	3/15/2013	5,223	16
HKD	25,000	Purchase	3/15/2013	3,224	1
JPY	51,110,000	Sale	3/15/2013	551,462	24,928
MYR	140,000	Sale	3/15/2013	45,252	151
NOK	2,244,000	Sale	3/15/2013	390,671	7,345
SGD	618,700	Sale	3/15/2013	499,594	7,036
SGD	149,700	Purchase	3/15/2013	120,881	137
SEK	768,000	Sale	3/15/2013	118,708	1,808

					$437,233

Contract Description	Contracts to Deliver/Receive	Purchase/ Sale Contract	Expiration Date	Current Value	Unrealized Depreciation
AUD	10,000	Sale	3/15/2013	10,202	$(1)
AUD	975,000	Purchase	3/15/2013	994,736	(21,844)
CAD	4,493,000	Purchase	3/15/2013	4,355,349	(180,913)
CHF	436,400	Purchase	3/15/2013	465,662	(5,718)
EUR	816,000	Sale	3/15/2013	1,065,448	(3,818)
EUR	606,000	Purchase	3/15/2013	791,252	(13,797)
JPY	200,000	Sale	3/15/2013	2,158	(1)
JPY	4,000,000	Purchase	3/15/2013	43,159	(4,719)
MYR	140,000	Purchase	3/15/2013	45,252	(604)
NOK	1,843,000	Purchase	3/15/2013	320,859	(10,431)
SGD	469,000	Purchase	3/15/2013	378,713	(2,674)
SEK	74,000	Purchase	3/15/2013	11,438	(225)

					$(244,745)

Country	% of Net Assets
Canada	12.08%
Bermuda	4.82%
Cayman Islands	1.87%
Australia	1.31%
Japan	0.99%
Great Britain	0.96%
Italy	0.75%
Luxembourg	0.55%
Netherlands	0.50%
Sweden	0.21%
Norway	0.14%
Mexico	0.01%
United States	79.32%
Net Cash and Other Financial Instruments	-3.51%

100.00%

Abbreviations:

AB - Arktiebolag is the Swedish term for a limited company

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company

AUD - Australian Dollar

BBA - British Bankers Association

bps - Basis Points

CAD - Canadian Dollar

CHF - Swiss Franc

ETF - Exchange Traded Fund

EUR - Euro

HIBOR - Hong Kong Interbank Offered Rate

HKD - Hong Kong Dollar

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PIK - Payment-in-kind

Plc - Public Limited Liability

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SAB de CV - A variable capital company

SEK - Swedish Krona

SGD - Singapore Dollar

S&P - Standard & Poor’s

SpA - Societa per Azione

SPDR - Standard & Poor’s Depositary Receipt

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the investments issued as of February 28, 2013 in valuing The Arbitrage Event-Driven Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Aerospace & Defense	$–	$–	$10,000	$10,000
Banks	850,646	–	–	850,646
Beverages	7,177	–	–	7,177
Biotechnology	149,016	–	–	149,016
Chemicals	395,372	–	–	395,372
Coal	259,728	–	–	259,728
Commercial Services	306,892	–	–	306,892
Computers	122,760	–	–	122,760
Diversified Financial Services	2,090,783	–	–	2,090,783
Engineering & Construction	383,035	–	–	383,035
Food	–	70,458	4,060	74,518
Healthcare - Products	3,289	–	–	3,289
Healthcare - Services	1,001,889	–	–	1,001,889
Insurance	1,825,740	–	–	1,825,740
Internet	241,861	–	–	241,861
Iron & Steel	547,367	–	–	547,367
Media	1,559,567	–	–	1,559,567
Metal Fabricate & Hardware	106,635	–	–	106,635
Mining	289,421	–	–	289,421
Oil & Gas	2,436,754	2,793,475	–	5,230,229
Pharmaceuticals	251,225	–	–	251,225
Real Estate Investment Trusts	1,027,672	–	1,398	1,029,070
Retail	1,609,617	–	–	1,609,617
Savings & Loans	1,487,260	–	–	1,487,260
Software	38,040	–	–	38,040
Telecommunications	2,374,238	–	–	2,374,238
Transportation	197,883	–	–	197,883
Convertible Preferred Stocks	–	494,751	–	494,751
Preferred Stocks	1,572,725	–	–	1,572,725
Rights	–	–	0	0
Corporate Bonds	–	14,112,002	–	14,112,002
Convertible Corporate Bonds	–	3,047,128	–	3,047,128
Purchased Options	159,839	–	–	159,839
Short-Term Investments	9,586,067	–	–	9,586,067

TOTAL	$30,882,498	$20,517,814	$15,458	$51,415,770

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$437,233	$–	$437,233
Equity Swaps	11,074	–	–	11,074
Liabilities
Common Stocks**	(7,481,805)	(124,507)	–	(7,606,312)
Exchange Traded Funds	(1,704,352)	–	–	(1,704,352)
Corporate Bonds	–	(350,104)	–	(350,104)

	Level 1	Level 2	Level 3	Total

Written Options	$(79,335)	$–	$–	$(79,335)
Forward Foreign Currency Exchange Contracts	–	(244,745)	–	(244,745)
Equity Swaps	(34,917)	–	–	(34,917)

Total	$(9,289,335)	$(282,123)	$–	$(9,571,458)

* Other financial instruments are instruments not reflected in the Portfolio of Investments, such as written options, short sales, equity swaps and forward foreign currency exchange contracts.

** Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2013:

Investments in Securities	Balance as of May 31, 2012	Realized gain	Change in unrealized depreciation	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of February 28, 2013	Net change in unrealized appreciation attributable to Level 3 investments still held at February 28, 2013

Common Stocks	$25,561	$10,322	$(10,103)	$(10,322)	$–	$15,458	$249
Rights	0	–	–	–	–	0	–

TOTAL	$25,561	$10,322	$(10,103)	$(10,322)	$–	$15,458	$249

THE ARBITRAGE CREDIT OPPORTUNITIES FUND

Portfolio of Investments

February 28, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.97%
Home Furnishings - 1.97%
Sealy Corp., PIK, 8.000%(a)	1,300	$98,150

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,889)		98,150

PREFERRED STOCKS - 0.80%
Banks - 0.80%
GMAC Capital Trust I, 8.125%(a)(b)	1,500	39,810

TOTAL PREFERRED STOCKS (Cost $37,840)		39,810

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 41.46%
ARAMARK Corp.	02/01/2015	8.500%	$32,000	32,160
ARAMARK Holdings Corp., PIK(c)	05/01/2016	8.625%	67,000	68,341
Bresnan Broadband Holdings LLC(c)	12/15/2018	8.000%	95,000	104,025
Brown Shoe Co., Inc	05/15/2019	7.125%	55,000	57,750
Clearwire Communications LLC / Clearwire Finance, Inc.(c)	12/01/2015	12.000%	47,000	50,837
Coleman Cable, Inc.	02/15/2018	9.000%	60,000	65,325
Copano Energy LLC / Copano Energy Finance Corp.	04/01/2021	7.125%	105,000	120,094
Cricket Communications, Inc.	10/15/2020	7.750%	78,000	79,365
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.(c)	03/01/2022	11.750%	35,000	40,425
Entercom Radio LLC	12/01/2019	10.500%	82,000	92,865
Intelsat Luxembourg SA	02/04/2017	11.500%	50,000	53,187
MBIA, Inc.	08/15/2022	6.400%	42,000	32,970
McMoRan Exploration Co.	11/15/2014	11.875%	83,000	88,291
Merge Healthcare, Inc.	05/01/2015	11.750%	57,000	60,954
Netflix, Inc.	11/15/2017	8.500%	100,000	109,681
Nortel Networks Ltd.(d)	07/15/2016	10.750%	38,000	41,943
NOVA Chemicals Corp.	11/01/2019	8.625%	55,000	62,425
NXP BV / NXP Funding LLC(c)	08/01/2018	9.750%	45,000	51,413
Offshore Group Investment Ltd.(c)	11/01/2019	7.500%	50,000	51,563
Offshore Group Investment Ltd.	08/01/2015	11.500%	65,000	70,850
Sealy Mattress Co.(a)	06/15/2014	8.250%	102,000	102,384
Ship Finance International Ltd.	12/15/2013	8.500%	79,000	79,000
SUPERVALU, Inc.	11/15/2014	7.500%	107,000	107,402
The Bon-Ton Department Stores, Inc.	03/15/2014	10.250%	62,000	62,077
Virgin Media Finance Plc	02/15/2022	4.875%	76,000	76,855
West Corp.(a)	10/15/2016	11.000%	200,000	208,000
YPG Financing, Inc.(c)	11/30/2018	9.250%	101,000	96,960

TOTAL CORPORATE BONDS (Cost $2,067,529)				2,067,142

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 6.52%
Clearwire Communications LLC / Clearwire Finance, Inc.(c)	12/01/2040	8.250%	$25,000	$27,187
Globalstar, Inc.	04/01/2028	5.750%	64,000	39,000
Health Care REIT, Inc.	12/01/2029	3.000%	50,000	62,969
McMoRan Exploration Co.	10/06/2013	5.250%	50,000	51,594
Nortel Networks Corp.(d)	04/15/2014	2.125%	43,000	41,603
RadioShack Corp.(c)	08/01/2013	2.500%	50,000	48,000
United States Steel Corp.	05/15/2014	4.000%	52,000	54,600

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $324,231)				324,953

Total Investments - 50.75% (Cost $2,526,489)				2,530,055

Other Assets in Excess of Liabilities - 49.25%				2,455,220

NET ASSETS - 100.00%				$4,985,275

(a)	Security, or a portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $425,694, representing 8.54% of net assets.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at February 28, 2013.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2013, these securities had a total value of $538,751 or 10.81% of net assets.

(d)	Security in default on interest payments.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS
Home Furnishings
Sealy Corp.	(16,372)	$(35,691)

Iron & Steel
United States Steel Corp.	(408)	(8,503)

Real Estate Investment Trusts
Health Care REIT, Inc.	(746)	(47,848)

TOTAL COMMON STOCKS (Proceeds $89,505)		(92,042)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS
Kinder Morgan Energy Partners LP	09/01/2022	3.950%	$(42,000)	(44,559)

TOTAL CORPORATE BONDS (Proceeds $44,204)				(44,559)

TOTAL SECURITIES SOLD SHORT (Proceeds $133,709)				$(136,601)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contract Description	Contracts to Deliver/Receive	Purchase/Sale Contract	Expiration Date	Current Value	Unrealized Appreciation
CAD	100,000	Sale	3/15/2013	96,936	$3,410

					$3,410

Country	% of Net Assets
Canada	4.87%
Cayman Islands	2.46%
Bermuda	1.58%
Great Britain	1.54%
Luxembourg	1.07%
Netherlands	1.03%
United States	38.20%
Net Cash and Other Financial Instruments	49.25%

100.00%

Abbreviations:

AUD - Australian Dollar

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

PIK - Payment-in-kind

Plc - Public Limited Company

REIT - Real Estate Investment Trust

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

See Notes to Quarterly Portfolio of Investments.

The following is a summary of the investments used as of February 28, 2013 in valuing The Arbitrage Credit Opportunities Fund’s investments carried at value:

Investments in Securities at Value

	Level 1	Level 2	Level 3	Total

Convertible Preferred Stocks	$–	$98,150	$–	$98,150
Preferred Stocks	39,810	–	–	39,810
Corporate Bonds	–	2,067,142	–	2,067,142
Convertible Corporate Bonds	–	324,953	–	324,953

TOTAL	$39,810	$2,490,245	$–	$2,530,055

Other Financial Instruments*

Assets
Forward Foreign Currency Exchange Contracts	$–	$3,410	$–	$3,410
Liabilities
Common Stocks**	(92,042)	–	–	(92,042)
Corporate Bonds	–	(44,559)	–	(44,559)

Total	$(92,042)	$(41,149)	$–	$(133,191)

* Other financial instruments are instruments not reflected in the Portfolio of Investments, such as short sales and forward foreign currency exchange contracts.

** Refer to Portfolio of Investments for sector information.

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2013 (Unaudited)

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) was organized as a Delaware business trust on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The three series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”) and The Arbitrage Credit Opportunities Fund (the “Credit Opportunities Fund”), each a “Fund” and collectively the “Funds”, each a diversified series, which offer three classes of shares. Class R shares, Class I shares and Class C shares of the Arbitrage Fund commenced operations on September 18, 2000, October 17, 2003 and June 1, 2012, respectively. Class R shares, Class I shares and Class C shares of the Event-Driven Fund commenced operations on October 1, 2010, October 1, 2010 and June 1, 2012. Class R shares, Class I and Class C shares of the Credit Opportunities Fund commenced operations on October 1, 2012.

The investment objective of the Arbitrage Fund seeks to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund seeks to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund seeks to provide current income and capital growth, by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations.

The Funds’ three classes of shares, Class R, Class I and Class C, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares and Class C shares are subject to an annual distribution fee of up to 0.25% and 1.00%, respectively, of each Fund’s average daily net assets attributable to Class R shares and Class C shares, respectively, whereas Class I shares are not subject to any distribution fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of investments —The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time). Common stocks and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and asked prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2013 (Unaudited)

closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. As of February 28, 2013, the Arbitrage Fund’s fair value of securities valued in accordance with the fair value procedures was $2,780,367 and represented 0.09% of net assets of the Arbitrage Fund. As of February 28, 2013, the Event-Driven Fund’s fair value of securities valued in accordance with the fair value procedures was $15,458 and represented 0.03% of net assets of the Event-Driven Fund. The Credit Opportunities Fund did not have any fair valued securities for the period ended February 28, 2013.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

• Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
• Level 2 —	Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 —

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended February 28, 2013, there have been no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended February 28, 2013, there were no significant transfers between level 1 and 2 securities.

The summary of the inputs used to value the Fund’s investments and the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value as of February 28, 2013 can be found at the end of each Fund’s Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation — Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the following basis:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2013 (Unaudited)

value reflected on the Portfolio of Investments. The Funds are liable for any dividends payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short. The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — In order to generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Funds, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which Water Island Capital, LLC (the “Adviser”) has determined are creditworthy under guidelines established by the Trustees. There were no securities on loan in the Funds as of February 28, 2013.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2013 (Unaudited)

to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A summary of put and call option contracts written in the Arbitrage Fund during the period ended February 28, 2013, is as follows:

	Put Contracts	Put Premiums	Call Contracts	Call Premiums

Options outstanding at beginning of period	10,025	$600,083	85,292	$5,157,617
Options written	250,046	8,294,186	507,777	27,416,254
Options closed	(15,817)	(1,582,348)	(23,522)	(2,235,310)
Options exercised	(61,103)	(1,694,691)	(132,565)	(13,978,945)
Options expired	(91,712)	(3,294,027)	(253,842)	(9,243,045)

Options outstanding at end of period	91,439	$2,323,203	183,140	$7,116,571

A summary of put and call option contracts written in the Arbitrage Event-Driven Fund during the period ended February 28, 2013, is as follows:
	Put Contracts	Put Premiums	Call Contracts	Call Premiums
Options outstanding at beginning of period	432	$33,371	1,231	$53,523
Options written	5,156	238,371	13,405	603,693
Options closed	(667)	(26,615)	(1,228)	(49,651)
Options exercised	(1,190)	(67,718)	(4,485)	(282,240)
Options expired	(2,708)	(146,656)	(6,551)	(253,629)

Options outstanding at end of period	1,023	$30,753	2,372	$71,696

Warrants: The Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder

THE ARBITRAGE FUNDS

Notes to the Quarterly Portfolio of Investments

February 28, 2013 (Unaudited)

the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Equity Swap Contracts — The Funds may invest in swaps for the purpose of managing exposure to interest rate, credit or market risk. Additionally, the Funds enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Funds than if the Funds had invested directly in such securities. An equity swap contract entitles the Funds to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Funds to pay the counterparty any depreciation on the security. Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Funds will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian and/or counterparty’s broker. Risks may exceed amounts recognized on the Portfolio of Investments. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. As of February 28, 2013, the Arbitrage Fund had long equity swap contracts outstanding with net unrealized depreciation of $ 2,894,530. The Event-Driven Fund had long equity swap contracts outstanding with net unrealized depreciation of $ 23,843 as of February 28, 2013.

Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of February 28, 2013, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
The Arbitrage Fund	$2,613,433,417	$20,477,588	$(38,691,299)	$(18,213,711)
The Event-Driven Fund	$51,923,516	$325,305	$(833,051)	$(507,746)
The Credit Opportunity Fund	$2,526,611	$20,868	$(17,424)	$3,444

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President, Secretary and Treasurer

Date:	April 29, 2013

By:	/s/ Kim Storms
Kim Storms
Chief Financial Officer

Date:	April 29, 2013